Assets pledged as collateral (Details) - 12 months ended Dec. 31, 2020 JD in Thousands, $ in Thousands, ₩ in Millions		KRW (₩)	USD ($)	JOD (JD)
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Mira Power Limited
Name of Guarantee		International Finance Corporation and others
Value of collateral | $	[1]		$ 275,600
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Tamra Offshore Wind Power Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral	[2]	₩ 171,600
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		SE Green Energy Co., Ltd.
Name of Guarantee		DB Insurance Co., Ltd. and others
Value of collateral	[2]	₩ 149,500
Description of assets pledged as collateral description		Collateral for borrowings
Cash and Cash Equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeonggi Green Energy Co., Ltd.
Name of Guarantee		Korea Development Bank and others
Value of collateral	[2]	₩ 327,800
Description of assets pledged as collateral description		Collateral for borrowings
Land, buildings, structures and machinery and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Commerce and Industry Energy Co., Ltd.
Name of Guarantee		IBK and others
Value of collateral	[2]	₩ 110,500
Description of assets pledged as collateral description		Collateral for borrowings
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KOSPO Youngnam Power Co., Ltd.
Name of Guarantee		Shinhan Bank and others
Value of collateral	[2]	₩ 396,120
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Gyeongju Wind Power Co., Ltd.
Name of Guarantee		Samsung Fire & Marine Insurance Co., Ltd. And others
Value of collateral	[2]	₩ 110,240
Description of assets pledged as collateral description		Collateral for borrowings
Utility plant and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Korea Offshore Wind Power Co., Ltd
Name of Guarantee		Woori Bank and others
Value of collateral	[2]	₩ 293,400
Description of assets pledged as collateral description		Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Qatrana Electric Power Company
Name of Guarantee		The Islamic Development Bank and others
Value of collateral | JD	[1]			JD 236,570
Description of assets pledged as collateral description		Collateral for borrowings
Finance Lease receivable and property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		KST Electric Power Company, S.A.P.I. de C.V.
Name of Guarantee		The Export - Import Bank of Korea and others
Value of collateral | $	[1]		$ 401,277
Description of assets pledged as collateral description		Collateral for debt securities
Cash and cash equivalents
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		Incheon Fuel Cell Co., Ltd.
Name of Guarantee		Kookmin Bank and others
Value of collateral	[2]	₩ 276,960
Description of assets pledged as collateral description		Collateral for borrowings
Property, plant and equipment and others
Disclsoure of assets pledged as collateral [Line Items]
Name of Guarantor		TS Energy No. 25 Co., Ltd.
Name of Guarantee		Kyobo Life Insurance Co., Ltd. and others
Value of collateral	[2]	₩ 521,281
Description of assets pledged as collateral description		Collateral for borrowings

[1]	This is based on the amount of loan commitment limit.
[2]	As of December 31, 2020, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.